Costs Incurred in Oil and Natural Gas Property Acquisitions and Development (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Acquisition of Properties
Exploration Costs	$ 4,782		$ 2,507		$ 2,578
Subtotal	238,854		302,416		164,540
Asset Retirement Obligations	4,480		316		186
Consolidated Entities
Acquisition of Properties
Proved	1,474		9		53
Unproved	49,331		76,852		43,166
Exploration Costs	128,748		113,075		36,008
Development Costs	57,149	[1]	61,920	[1]	24,825	[1]
Subtotal	236,702		251,856		104,052
Asset Retirement Obligations	4,480		316		186
Total Costs Incurred	241,182		252,172		104,238
Equity Method Investee
Acquisition of Properties
Proved	0		0		0
Unproved	0		0		0
Exploration Costs	0		0		0
Development Costs	4,316	[1]	12,682	[1]	6,018	[1]
Subtotal	4,316		12,682		6,018
Total Costs Incurred	$ 4,087		$ 23,204		$ 8,721

[1]	Includes Depreciation expense for support equipment and facilities.